Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Provisions for losses, beginning	R$ 21,926	R$ 13,078	R$ 40,993
Addition to provision for adjustment to realizable value		10,028	5,974
Reversal of provision for adjustment to realizable value	(6,594)
Reversal of provision for obsolescence and other losses	(8,301)	(1,180)	(5,184)
Reclassification to assets held for sale			(28,705)
Provisions for losses, ending	R$ 7,031	R$ 21,926	R$ 13,078